Investments in Affiliates (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2018 INR (₨)
Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Unit capital accounting and transfer agency services
HDFC Bank Ltd. and subsidiaries Investment	₨ 9.8
Investments in affiliates	12.10%
Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business-to-business software services
HDFC Bank Ltd. and subsidiaries Investment	₨ 30.3
Investments in affiliates	14.00%
International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
Type of Business	Business of securitization and asset reconstruction
HDFC Bank Ltd. and subsidiaries Investment	₨ 311.7
Investments in affiliates	19.20%
HDFC Group Ownership | Computer Age Management Services Private Limited (''CAMS'')
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates	23.20%
HDFC Group Ownership | Softcell Technologies Limited (''Softcell'')
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates	26.00%
HDFC Group Ownership | International Asset Reconstruction Company Private Limited
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates	19.20%